July 6, 1998



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Select Fixed Income Trust (the "Trust")
         File Nos. 333-36019/811-08365


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus and statement of additional information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and statement of additional information contained in the Fund's most recent post-effective amendment (Post-Effective Amendment No.3 to Registration Statement No. 333-36019/811-08365) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on June 30, 1998.

     If you have any questions or would like further information, please call me at (617) 210-3682.

                                           Very truly yours,

                                           /s/ Maureen E. Towle

                                           Maureen E. Towle